The Victory Portfolios

                       U.S. Government Obligations Fund
                            Prime Obligations Fund
                           Financial Reserves Fund
                          Tax-Free Money Market Fund
                       Ohio Municipal Money Market Fund

                      Supplement dated October 15, 2001
                  To the Prospectus dated February 27, 2001




      On October 15, 2001, the Gradison Government Reserves Fund acquired all of the assets and liabilities of U.S. Government Obligations Fund. Shares of the U.S. Government Obligations Fund, therefore, are no longer being offered.












                                                                     VF-MMF-SUP3
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                            The Victory Portfolios
                           Limited Term Income Fund
                           Intermediate Income Fund
                               Fund for Income
                         Investment Quality Bond Fund

                      Supplement dated October 15, 2001
                  To the Prospectus dated February 27, 2001




      On September 28, 2001, the Limited Term Income Fund was liquidated. Shares of the Limited Term Income Fund, therefore, are no longer being offered.

      On October 15, 2001, the Intermediate Income Fund acquired all of the assets and liabilities of Investment Quality Bond Fund. Shares of the Investment Quality Bond Fund, therefore, are no longer being offered.










                                                                   VF-TXFI-SUPP4